Accumulated Other Comprehensive Income (Loss) (Income (Expense) Effect of Reclassifications) (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Affected Line Item on the Statements of Income [Line Items]
Wholesale energy		$ 1,195	$ (906)
Energy purchases		(290)	1,601
Other Income (Expense) - net		10	13
Total Pre-tax		131	(114)
Income Taxes		(10)	58
Income (Loss) from Continuing Operations After Income Taxes		121	(56)
PPL Energy Supply LLC [Member]
Affected Line Item on the Statements of Income [Line Items]
Wholesale energy				$ 1,808	$ 2,909	$ 3,976
Energy purchases				(209)	(1,171)	(1,821)
Other Income (Expense) - net				30	32	19
Total Pre-tax				303	(420)	665
Income Taxes	[1]			(116)	159	(236)
Income (Loss) from Continuing Operations After Income Taxes				187	(261)	$ 429
Reclassification out of AOCI
Affected Line Item on the Statements of Income [Line Items]
Income (Loss) from Continuing Operations After Income Taxes		4	11
Reclassification out of AOCI | PPL Energy Supply LLC [Member]
Affected Line Item on the Statements of Income [Line Items]
Income (Loss) from Continuing Operations After Income Taxes				23	111
Reclassification out of AOCI | Available For Sale Securities Unrealized Gains (Losses)
Affected Line Item on the Statements of Income [Line Items]
Other Income (Expense) - net		4	4
Total Pre-tax		4	4
Income Taxes		(2)	(2)
Income (Loss) from Continuing Operations After Income Taxes		2	2
Reclassification out of AOCI | Available For Sale Securities Unrealized Gains (Losses) | PPL Energy Supply LLC [Member]
Affected Line Item on the Statements of Income [Line Items]
Other Income (Expense) - net				13	10
Total Pre-tax				13	10
Income Taxes				(7)	(4)
Income (Loss) from Continuing Operations After Income Taxes				6	6
Reclassification out of AOCI | Qualifying derivatives
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax		17	22
Income Taxes		(7)	(9)
Income (Loss) from Continuing Operations After Income Taxes		10	13
Reclassification out of AOCI | Qualifying derivatives | Energy Commodities, Net
Affected Line Item on the Statements of Income [Line Items]
Wholesale energy		0	1
Energy purchases		16	15
Discontinued operations		0	5
Other Income (Expense) - net		1	1
Reclassification out of AOCI | Qualifying derivatives | PPL Energy Supply LLC [Member]
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax				42	207
Income Taxes				(17)	(84)
Income (Loss) from Continuing Operations After Income Taxes				25	123
Reclassification out of AOCI | Qualifying derivatives | PPL Energy Supply LLC [Member] | Energy Commodities, Net
Affected Line Item on the Statements of Income [Line Items]
Wholesale energy				1	240
Energy purchases				31	(58)
Discontinued operations				8	23
Other Income (Expense) - net				2	2
Reclassification out of AOCI | Defined Benefit Plans
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax		(14)	(7)
Income Taxes		6	3
Income (Loss) from Continuing Operations After Income Taxes		(8)	(4)
Reclassification out of AOCI | Defined Benefit Plans | Prior service costs
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax		1	(2)
Reclassification out of AOCI | Defined Benefit Plans | Actuarial gain (loss)
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax		$ (15)	$ (5)
Reclassification out of AOCI | Defined Benefit Plans | PPL Energy Supply LLC [Member]
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax				(13)	(31)
Income Taxes				5	13
Income (Loss) from Continuing Operations After Income Taxes				(8)	(18)
Reclassification out of AOCI | Defined Benefit Plans | PPL Energy Supply LLC [Member] | Prior service costs
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax				(4)	(7)
Reclassification out of AOCI | Defined Benefit Plans | PPL Energy Supply LLC [Member] | Actuarial gain (loss)
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax				$ (9)	$ (24)

[1]	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.